Retirement Benefits - Weighted Average Durations of Defined Benefit Plans (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Lump-sum severance indemnity plans [member]
Disclosure of defined benefit plans [Line Items]
Weighted average durations of defined benefit plans	12 years	11 years 3 months 18 days	12 years 8 months 12 days
Defined benefit pension plans [member]
Disclosure of defined benefit plans [Line Items]
Weighted average durations of defined benefit plans	16 years 4 months 24 days	15 years 7 months 6 days	18 years 4 months 24 days